Concentrations of Risk	12 Months Ended
Dec. 31, 2025
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK
23	CONCENTRATIONS OF RISK

Customer Concentration

For the year ended December 31, 2024, the Company generated total revenue of RM 51,999,379, of which three customers accounted for more than 61% of the Company’s total revenue.

For the period ended December 31, 2025, the Company generated total revenue of RM 77,510,474, of which three customers accounted for more than 57% of the Company’s total revenue.

	For the year ended December 31,
	2025	2024	2025	2024	2025	2024
	Revenues		Percentage of revenues		Trade receivables
	RM	RM	%	%	RM	RM
SM Prominent Sdn Bhd	20,123,827	12,614,057	25.96	24.26	4,619,325	840,220
KLC Ventures Sdn Bhd	14,901,768	6,701,850	19.23	12.89	2,642,090	504,341
Rams Solutions Sdn Bhd	9,426,101	12,585,409	12.16	24.20	-	2,500,000
Total	44,451,696	31,901,316	57.35	61.35	7,261,415	3,844,561

Vendor Concentration

For the year ended December 31, 2024, the Company incurred cost of sale of RM 39,841,428, of which two vendor accounted for more than 60% of the Company’s total cost of sale.

For the period ended December 31, 2025, the Company incurred cost of sale of RM 59,885,461, of which two vendors accounted for more than 61% of the Company’s total cost of sale.

	For the year ended December 31,
	2025	2024	2025	2024	2025	2024
	Cost of sale		Percentage of cost of sales		Accounts payable, trade
	RM	RM	%	%	RM	RM
Vendor A	14,114,441	10,554,444	37.62	34.39	-	-
Vendor B	22,530,248	13,699,556	23.57	26.49	-	-
Total	36,644,689	24,254,000	61.19	60.88	-	-